April 3, 2001




VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

     Re:  Monterey Mutual Fund
          File Nos. 2-90810 and 811-4010
          Rule 497(j) Certification

Ladies and Gentlemen:

          The undersigned officer of Monterey Mutual Fund (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 32 to Form N-1A Registration Statement filed by the Trust on March 30, 2001.

     2. that the text of Post-Effective Amendment No. 32 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 30, 2001.

                                        Very truly yours,

                                        MONTEREY MUTUAL FUND

                                        By   /s/ Pamela J. Watson

                                                 Pamela J. Watson
                                                 Vice President